Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Changes in the carrying amount of goodwill
Balances at the beginning of the period	$ 29,620	$ 11,351
Acquired goodwill	665	18,269
Balances at the end of the period	30,285	29,620	$ 11,351
Impairment of goodwill	0	0	$ 0
Populus
Changes in the carrying amount of goodwill
Acquired goodwill		192
Radius Inc.
Changes in the carrying amount of goodwill
Acquired goodwill		13,367
Balances at the end of the period	13,367
Excelian
Changes in the carrying amount of goodwill
Acquired goodwill		$ 4,710
Balances at the end of the period	$ 4,710